Subsequent Events		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 04, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to April 8, 2021, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

In February 2021, the Sponsor transferred 25,000 Founder Shares to each of Mr. Henry, Mr. Owusu-Kesse, Mr. Robins and Dr. Robins at their original per-share purchase price, for an aggregate of 100,000 Founder Shares transferred.

On April 6, 2021, the Company effected a 1:1.2 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 13,700,000 Founder Shares and there being an aggregate of 13,800,000 Founder Shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split.

Subsequent to February 4, 2021, the Company borrowed approximately $200,000 under the Note.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the condensed consolidated financial statements were issued. Based upon this review, except as set forth above in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

EQRx, INC. [Member]
Subsequent Events [Line Items]
Subsequent Events

14. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through August 25, 2021 which is the date the financial statements were issued. The Company is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On August 5, 2021, the Company entered into a merger agreement with CM Life Sciences III, Inc. (“CMLS”), a Special Purpose Acquisition Company (“SPAC”) and related party, and its wholly owned subsidiary Clover III Merger Sub Inc. (“Merger Sub”) (the “Merger Agreement”). The contemplated merger (the “Business Combination”) with CMLS, under which Merger Sub will merge with and into the Company, and the Company will be a wholly owned subsidiary of CMLS, would provide all holders of Company common and preferred stock the right to receive common stock of CMLS. The post-combination public company is expected to receive net proceeds of approximately $1.7 billion upon the closing of the proposed Business Combination, assuming no redemptions are affected by stockholders of CMLS, and the newly combined business will operate under the current EQRx management team upon the closing of the proposed merger. In connection with the proposed Business Combination, CMLS has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 120.0 million shares of its common stock (the “PIPE Financing”) that will result in net proceeds of an additional $1.2 billion upon the closing of the PIPE Financing. The closing of the proposed Business Combination is a precondition to the PIPE Financing.

Subject to the terms of the Merger Agreement, at the effective time of the merger (the “Effective Time”), each share of Convertible Preferred Stock issued and outstanding immediately prior to the Effective Time shall be converted into a share of Company common stock. At the Effective Time, each option to purchase Company common stock shall become an option, respectively, to purchase shares of common stock of CMLS, subject to adjustment in accordance with the exchange ratio as defined in the Merger Agreement.

The proposed transaction is expected to be completed in the fourth quarter of 2021, subject to, among other things, the approval by CMLS’s stockholders, satisfaction of the conditions stated in the Merger Agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.

In August 2021, the Company and Relay Therapeutics, Inc. (“Relay”), a related party, entered into a discovery collaboration agreement to discover, develop, and commercialize novel medicines against validated oncology targets. Under the terms of the agreement, Relay will be responsible for the discovery phase through to IND application filing, while the Company will be responsible for clinical development, regulatory and commercialization efforts of the product candidates developed pursuant to the collaboration. Subject to certain opt-out rights, the Company and Relay will equally share in the discovery, development and commercialization costs and the net profits from sales of any collaboration medicines, if approved.

14. SUBSEQUENT EVENTS

The Company has performed an evaluation of subsequent events through August 25, 2021 which is the date the financial statements were issued.  The Company is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On August 5, 2021, the Company entered into a merger agreement with CM Life Sciences III, Inc. (“CMLS”), a Special Purpose Acquisition Company (“SPAC”) and related party, and its wholly owned subsidiary Clover III Merger Sub Inc. (“Merger Sub”) (the “Merger Agreement”). The contemplated merger (the “Business Combination”) with CMLS, under which Merger Sub will merge with and into the Company, and the Company will be a wholly owned subsidiary of CMLS, would provide all holders of Company common and preferred stock the right to receive common stock of CMLS. The post-combination public company is expected to receive net proceeds of approximately $1.7 billion upon the closing of the proposed Business Combination, assuming no redemptions are affected by stockholders of CMLS, and the newly combined business will operate under the current EQRx management team upon the closing of the proposed merger. In connection with the proposed Business Combination, CMLS has entered into agreements with existing and new investors to subscribe for and purchase an aggregate of 120.0 million shares of its common stock (the “PIPE Financing”) that will result in net proceeds of an additional $1.2 billion upon the closing of the PIPE Financing. The closing of the proposed Business Combination is a precondition to the PIPE Financing.

Subject to the terms of the Merger Agreement, at the effective time of the merger (the “Effective Time”), each share of Convertible Preferred Stock issued and outstanding immediately prior to the Effective Time shall be converted into a share of Company common stock. At the Effective Time, each option to purchase Company common stock shall become an option, respectively, to purchase shares of common stock of CMLS, subject to adjustment in accordance with the exchange ratio as defined in the Merger Agreement.

The proposed transaction is expected to be completed in the fourth quarter of 2021, subject to, among other things, the approval by CMLS’s stockholders, satisfaction of the conditions stated in the Merger Agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.

In August 2021, the Company and Relay Therapeutics, Inc. (“Relay”), a related party, entered into a discovery collaboration agreement to discover, develop, and commercialize novel medicines against validated oncology targets. Under the terms of the agreement, Relay will be responsible for the discovery phase through to IND application filing, while the Company will be responsible for clinical development, regulatory and commercialization efforts of the product candidates developed pursuant to the collaboration. Subject to certain opt-out rights, the Company and Relay will equally share in the discovery, development and commercialization costs and the net profits from sales of any collaboration medicines, if approved.